Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common stock, shares, issued	401,576,883	359,099,633
Common stock, value, outstanding	400,259,749	358,376,753
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	329,223,723	373,459,748
Common stock, value, outstanding	329,223,723	368,500,979
Parent Company
Condensed Financial Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common stock, shares, issued	401,576,883	359,099,633
Common stock, value, outstanding	400,259,749	358,376,753
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	329,223,723	373,459,748
Common stock, value, outstanding	329,223,723	368,500,979